Estimates, Significant Accounting Policies and Balance Sheet Detials (Costs and expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill impairment	$ 370	$ 689	$ 0
Retail Marketing [Member]
Goodwill impairment	0	0
Excise Taxes Collected	$ 2,460	$ 2,220	$ 573